Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Net earned premiums and other considerations	$ 30,077	$ 35,543	$ 38,641
Net investment income	7,561	8,249	7,891
Net realized gains on investments, excluding other-than-temporary impairment losses	371	320	61
Total other-than-temporary impairment losses	(6)	(40)	(124)
Portion of net loss recognized in other comprehensive income, before taxes	0	19	19
Net other-than-temporary impairment losses recognized in earnings	(6)	(21)	(105)
Amortization of deferred gain on disposal of businesses	436	480	(332)
Fees and other income	155	140	649
Total revenues	38,594	44,711	46,805
Benefits, losses and expenses
Policyholder benefits	19,617	32,214	20,445
Amortization of deferred acquisition costs	477	328	435
Underwriting, general and administrative expenses	11,977	10,618	13,357
Goodwill impairment	0	0	790
Total benefits, losses and expenses	32,071	43,160	35,027
Income before provision (benefit) for income taxes	6,523	1,551	11,778
Provision (benefit) for income taxes	1,639	(227)	4,050
Net income	$ 4,884	$ 1,778	$ 7,728